Investments (Details 3) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount		€ 3,511	€ 4,040	€ 2,853
Associates [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount		1,063	1,197
Associates [Member] | Other Related Parties [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount	[1]	54	53
Joint Ventures [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount		€ 2,332	2,675
% of the investment in joint ventures		50.00%
Unconsolidated Structured Entities [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount		€ 116	168	€ 175
Eni BTC Ltd [Member] | Unconsolidated Structured Entities [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount		€ 63	€ 106
Number of shares held		34,000,000	34,000,000
% of the investment in unconsolidated entities controlled by Eni		100.00%	100.00%
Other Related Parties [Member] | Joint Ventures [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount	[1]	€ 76	€ 70
Other Related Parties [Member] | Unconsolidated Structured Entities [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount	[2]	€ 53	€ 62
Union Fenosa Gas SA [Member]
DisclosureOfInvestmentsLineItems [Line Items]
% of the investment in joint ventures		50.00%	50.00%
Union Fenosa Gas SA [Member] | Joint Ventures [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount		€ 350	€ 434
Number of shares held		273,100	273,100
% of the investment in joint ventures		50.00%	50.00%
PetroJunin SA [Member]
DisclosureOfInvestmentsLineItems [Line Items]
% of the investment in joint ventures		40.00%	40.00%
PetroJunin SA [Member] | Joint Ventures [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount		€ 210	€ 211
Number of shares held		96,084,000	96,084,000
% of the investment in joint ventures		40.00%	40.00%
Cardon IV SA [Member] | Joint Ventures [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount			€ 197
Number of shares held			8,605
% of the investment in unconsolidated entities controlled by Eni			50.00%
Gas Distribution Company of Thessaloniki [Member]
DisclosureOfInvestmentsLineItems [Line Items]
% of the investment in joint ventures		49.00%	49.00%
Gas Distribution Company of Thessaloniki [Member] | Joint Ventures [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount		€ 137	€ 150
Number of shares held		121,092,526	130,491,508
% of the investment in joint ventures		49.00%	49.00%
Unimar Llc [Member]
DisclosureOfInvestmentsLineItems [Line Items]
% of the investment in joint ventures		50.00%	50.00%
Unimar Llc [Member] | Joint Ventures [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount			€ 42
Number of shares held			50
% of the investment in unconsolidated entities controlled by Eni			50.00%
PetroBicentenario SA [Member]
DisclosureOfInvestmentsLineItems [Line Items]
% of the investment in joint ventures			40.00%
Angola LNG Ltd [Member]
DisclosureOfInvestmentsLineItems [Line Items]
% of the investment in associates		13.60%	13.60%
Angola LNG Ltd [Member] | Associates [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount		€ 802	€ 916
Number of shares held		1,483,352,000	1,551,760,000
% of the investment in associates		13.60%	13.60%
United Gas Derivatives Co [Member]
DisclosureOfInvestmentsLineItems [Line Items]
% of the investment in associates		33.33%	33.33%
United Gas Derivatives Co [Member] | Associates [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount		€ 82	€ 117
Number of shares held		2,600,000	950,000
% of the investment in associates		33.33%	33.33%
Novamont SpA [Member] | Associates [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount		€ 71	€ 77
Number of shares held		6,667	6,667
% of the investment in associates		25.00%	25.00%
AET Raffineriebeteiligungsgesellschaft mbH [Member] | Associates [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount			€ 34
Number of shares held			1
% of the investment in associates			33.33%
AET Raffineriebeteiligungsgesellschaft mbH [Member] | Joint Ventures [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount		€ 32
Number of shares held		1
% of the investment in joint ventures		33.33%
PetroSucre SA [Member]
DisclosureOfInvestmentsLineItems [Line Items]
% of the investment in associates			26.00%
Saipem SpA [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount		€ 1,413
% of the investment in joint ventures		31.00%	30.76%
Saipem SpA [Member] | Joint Ventures [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount		€ 1,413	€ 1,497
Number of shares held		308,767,968	3,087,679,689
% of the investment in joint ventures		31.00%	30.76%
Lotte Versalis Elastomers Co Ltd [Member] | Joint Ventures [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount		€ 114	€ 74
Number of shares held		30,179,999	19,200,000
% of the investment in joint ventures		50.00%	50.00%
Coral FLNG SA [Member] | Associates [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Net carrying amount		€ 54
Number of shares held		2,500,000
% of the investment in associates		25.00%

[1]	Mainly refers to arrangements to purchase capacity entitlements at certain regasification facilities in the U.S. (€948 million).
[2]	Each individual amount included herein was lower than €25 million.